Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Notification period of employees required render services	60 days
Restructuring charges	$ 27	$ 103
Total restructuring liabilities	117	170	99
Restructuring liabilities - current	103	138
Restructuring liabilities - non current	14	32
Releases	21	4
Leased Office Buildings Contracts [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	16
OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	16	90
Total restructuring liabilities	62	90
Number of employees related to world wide work force		650
Restructuring liabilities - current		64
Restructuring liabilities - non current		26
Closure ICN 4 and ICN 6 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8
Total restructuring liabilities	43
Cost of Goods Sold [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		17
Selling, General and Administrative [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		52
Research and Development [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 21